Cash and Cash Equivalents:	6 Months Ended
Jun. 30, 2017
Cash and Cash Equivalents: [Abstract]
Cash and Cash Equivalents:	Note 4. Cash and Cash Equivalents:
	June 30,	December 31,
	2017	2016
Bank deposits	$42,781,822	$1,122,542
Money market funds	29,654,306	34,624,507
Total	$72,436,128	$35,747,049